Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) $ in Thousands	Oct. 31, 2023 USD ($) shares
Class A ordinary shares [Member]
Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) [Line Items]
Authorized, Number of shares | shares	8,000,000,000
Authorized, Share capital | $	$ 800
Class B ordinary shares [Member]
Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) [Line Items]
Authorized, Number of shares | shares	2,000,000,000
Authorized, Share capital | $	$ 200
Stockholders' Equity [Member]
Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) [Line Items]
Authorized, Number of shares | shares	10,000,000,000
Authorized, Share capital | $	$ 1,000
Treasury shares [Member] | Class B ordinary shares [Member]
Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) [Line Items]
Authorized, Number of shares | shares
Authorized, Share capital | $